AIRCRAFT - Aircraft fleet (Details) $ in Thousands	1 Months Ended					3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2021 aircraft	Mar. 31, 2021 aircraft	Jan. 31, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft	Feb. 28, 2019 aircraft	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($) aircraft	Mar. 31, 2020 aircraft	Apr. 10, 2018 USD ($)	Jun. 30, 2021 USD ($) aircraft	Jun. 30, 2020 USD ($) aircraft	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($) aircraft
AIRCRAFT - Owned and Leased
Balance at beginning of period			31					31		43	31		31
Additions										8	16		21
Removals										(6)	(9)		(9)
Balance at end of period				31		45	38			45	38		43	31
Number of aircrafts previously under operating leases	1	5								6			2
Amortization expense | $									$ 119			$ 4,475	$ 11,948	$ 13,104
Passenger
AIRCRAFT - Owned and Leased
Balance at beginning of period			31					31		31	31		31	30
Additions										8	9		9	9
Removals										(6)	(9)		(9)	(8)
Balance at end of period				31		33	31			33	31	30	31	31
Number of new aircrafts purchased											2		2
Number of aircrafts refinanced			3
Passenger | Owned
AIRCRAFT - Owned and Leased
Balance at beginning of period			5					5		14	5		5	3
Additions										6	9		9	2
Balance at end of period				5		20	14			20	14	3	14	5
Number of aircrafts previously under operating leases										6	2
Number of aircrafts under finance leases										2
Number of aircrafts previously under finance leases											5
Accumulated depreciation on owned assets | $				$ 21,030		$ 67,495				$ 67,495			$ 52,048	$ 21,030
Depreciation expense | $						$ 9,642	$ 6,370		2,315	$ 18,442	$ 11,491	$ 6,731	$ 31,657	$ 17,347
Passenger | Finance leases
AIRCRAFT - Owned and Leased
Balance at beginning of period			10					10		5	10		10	5
Additions										2				5
Removals											(5)		(5)
Balance at end of period				10		7	5			7	5	5	5	10
Number of aircrafts previously under finance leases													5
Accumulated amortization on finance lease assets | $				$ 6,698		$ 21,209				$ 21,209			$ 13,018	$ 6,698
Amortization expense | $						$ 2,692	$ 4,665		$ 119	$ 5,384	$ 8,955	$ 4,476	$ 11,948	$ 13,104
Passenger | Operating leases
AIRCRAFT - Owned and Leased
Balance at beginning of period			14					14		12	14		14	19
Removals										(6)	(2)		(2)	(5)
Balance at end of period				14		6	12			6	12	19	12	14
Number of aircrafts previously under operating leases					1
Passenger | Seasonal leases
AIRCRAFT - Owned and Leased
Balance at beginning of period			2					2			2		2	3
Additions														2
Removals											(2)		(2)	(3)
Balance at end of period				2								3		2
Cargo | Aircraft Operated for Amazon
AIRCRAFT - Owned and Leased
Balance at beginning of period										12
Additions											7		12
Balance at end of period						12	7			12	7		12
Boeing 737-800
AIRCRAFT - Owned and Leased
Balance at end of period						44				44
Boeing 737-700
AIRCRAFT - Owned and Leased
Balance at end of period						1				1
Notes payable under the Company's 2019-1 EETC agreement
AIRCRAFT - Owned and Leased
Additions				1				2